Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Named Executive Officers, Footnote
(1)    The chief executive officer (CEO) and non-CEO named executive officers (NEOs) reflected in the above table reflect the following:

Year	CEO	Non-CEO NEOs
2023	Vivek Shah	Bret Richter, Jeremy D. Rossen, Layth Taki
2022	Vivek Shah	Steve Dunn, Bret Richter, Jeremy D. Rossen
2021	Vivek Shah	Steve Dunn, Jeremy D. Rossen, Scott Turicchi
2020	Vivek Shah	Steve Dunn, Jeremy D. Rossen, Scott Turicchi
	(
Non-PEO NEO Average Total Compensation Amount	$ 2,107,889	$ 2,234,411	$ 2,458,189	$ 2,513,595
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,595,428	1,110,152	1,901,309	2,616,551
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2023 CAP
The items listed below represent the most important metrics we used to determine “Compensation Actually Paid” for the Fiscal Year ended 2023. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted Net Income
Performance stock unit (PSU) stock price targets
The most important performance measures that impact our CEO’s and NEOs’ compensation are (1) Adjusted Net Income, and (2) PSU stock price targets. Adjusted net income is calculated by taking Ziff Davis’ consolidated GAAP net income, adding back any non-cash compensation expense, non-recurring one-time charges, depreciation and amortization, and certain other non-GAAP adjustments, all items net of tax. PSUs granted to our CEO and NEOs require Ziff Davis common stock to remain at or above set stock price targets for at least 20 trading days in any 30 consecutive trading day period before restrictions on the PSUs lapse.

Total Shareholder Return Amount	$ 82.49	97.10	136.09	104.25
Peer Group Total Shareholder Return Amount	130.27	80.69	153.90	162.21
Net Income (Loss)	$ 41,503,000	$ 63,757,000	$ 496,714,000	$ 150,668,000
Company Selected Measure Amount	287,362,000	312,585,000	413,128,000	381,885,000
PEO Name	Vivek Shah	Vivek Shah	Vivek Shah	Vivek Shah
ZD Vivek Shah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,695,889	$ 1,473,825	$ 16,469,111	$ 2,256,423
PEO Actually Paid Compensation Amount	(6,885,661)	(16,696,645)	35,814,433	5,364,042
PEO | ZD Vivek Shah [Member] | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	13,514,102	0
PEO | ZD Vivek Shah [Member] | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	16,120,692	0
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,189,234)	(17,470,107)	8,121,417	3,145,554
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,316)	(700,363)	7,771,537	(37,935)
PEO | ZD Vivek Shah [Member] | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | ZD Vivek Shah [Member] | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	845,778	0
PEO | ZD Vivek Shah [Member] | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,522	1,564,788	1,570,822	1,405,520
Non-PEO NEO | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,673	1,001,372	743,802	1,581,858
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,874)	(162,552)	69,704	157,197
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,738)	(67,881)	1,433,407	(230,579)
Non-PEO NEO | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	330,410	1,236,915	0
Non-PEO NEO | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	3,944	0
Non-PEO NEO | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0